Equity - Schedule of Fair Values of Employee Stock Options Granted (Details) (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum					2.61%	1.94%
Risk-free interest rate	2.29%	2.79%	2.42%	2.79%
Risk-free interest rate, maximum					3.10%	2.22%
Volatility	83.10%	82.50%	80.60%	82.50%		91.30%
Volatility, minimum					80.40%
Expected term (in years)	6 years	6 years 25 days	6 years 14 days	6 years 14 days
Volatility, maximum					82.50%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)					5 years 9 months 7 days	5 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)					6 years 29 days	6 years 29 days